MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND  Two World Trade Center

LETTER TO THE SHAREHOLDERS June 30, 1998                New York, New York 10048

DEAR SHAREHOLDER:

We are pleased to present the semiannual report on the operations of Morgan Stanley Dean Witter New York Tax-Free Income Fund for the period ended June 30, 1998.

The deflationary impact of the Asian financial crisis has begun to temper U.S. economic growth. Although employment conditions strengthened in the United States and unemployment declined to its lowest level since 1970, inflation remained subdued. This was primarily the result of improved productivity, lower oil costs and cheaper imports.

Foreign currency turmoil strengthened the value of the U.S. dollar and created demand for U.S. Treasury securities. Municipal bonds followed the trend of Treasuries, with yields declining to a range not seen in over 20 years. The bond market rally was also aided by prospects of the first federal budget surplus in more than two decades.

MUNICIPAL MARKET CONDITIONS

Long-term insured index yields stood at 5.20 percent at the end of June 1998. Since the beginning of the year index yields have ranged from

                            BOND YIELDS 1994-1998

       30-Year Insured               30-Year U.S.                 Insured Municipal Yields as a
       Municipal Yields            Treasury Yields             Percentage of U.S. Treasury Yields
1994        5.4%                         6.34%                              85.17%
            5.4                          6.24                               86.54
            5.8                          6.66                               87.09
            6.4                          7.09                               90.27
            6.35                         7.32                               86.75
            6.25                         7.43                               84.12
            6.5                          7.61                               85.41
            6.25                         7.39                               84.57
            6.3                          7.45                               84.56
            6.55                         7.81                               83.87
            6.75                         7.96                               84.8
            7                            8.00                               87.5
            6.75                         7.88                               85.66
1995        6.4                          7.70                               83.12
            6.15                         7.44                               82.66
            6.15                         7.43                               82.77
            6.2                          7.34                               84.47
            5.8                          6.66                               87.09
            6.1                          6.62                               92.15
            6.1                          6.86                               88.92
            6                            6.66                               90.09
            5.95                         6.48                               91.82
            5.75                         6.33                               90.84
            5.5                          6.14                               89.58
            5.35                         5.94                               90.07
1996        5.4                          6.03                               89.55
            5.6                          6.46                               86.69
            5.85                         6.66                               87.84
            5.95                         6.89                               86.36
            6.05                         6.99                               86.55
            5.9                          6.89                               85.63
            5.85                         6.97                               83.93
            5.9                          7.11                               82.98
            5.7                          6.93                               82.25
            5.65                         6.64                               85.09
            5.5                          6.35                               86.61
            5.6                          6.63                               84.46
1997        5.7                          6.79                               83.95
            5.65                         6.80                               83.09
            5.9                          7.10                               83.1
            5.75                         6.94                               82.85
            5.65                         6.91                               81.77
            5.6                          6.78                               82.6
            5.3                          6.30                               84.13
            5.5                          6.61                               83.21
            5.4                          6.40                               84.38
            5.35                         6.15                               86.99
            5.3                          6.05                               87.6
            5.15                         5.92                               86.99
1998        5.15                         5.80                               88.79
            5.2                          5.92                               87.84
            5.25                         5.93                               88.53
            5.35                         5.95                               89.92
            5.2                          5.80                               89.66
            5.2                          5.65                               92.04


Source:  Municipal Market Data

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND a low of 5.15 percent in January to 5.35 percent in April. Insured index yields were as high as 5.60 percent in June 1997.

The overall decline in interest rates led to an increase in new-issue municipal volume. In contrast, U.S. Treasury borrowing needs have shrunk with the decline in the budget deficit. Under these conditions the municipal rally lagged the rally in Treasuries. The ratio of municipal yields to Treasury yields improved from 83 percent in June 1997 to over 90 percent this June. A rising ratio means that municipals have underperformed Treasuries and have become more attractive on a relative basis.

For the year-to-date, total municipal volume of $141 billion is up 50 percent from the same period last year. Half the underwritings were enhanced with bond insurance. Refundings represented nearly one-third of total new issues. New York new-issue underwriting, led by the record $3.4 billion Long Island Power Authority issue in mid-May, accounted for 14 percent of national volume.

PERFORMANCE

For the six-month period ended June 30, 1998 Morgan Stanley Dean Witter New York Tax-Free Income Fund's Class A, B, C and D shares produced total returns of 2.11 percent, 2.12 percent, 2.10 percent and 2.49 percent, respectively. Performance of the Fund's share classes varies because of differing expenses. Over the same period, the Lehman Brothers Municipal Bond Index posted a total return of 2.69 percent, while the Lipper Analytical Services, Inc. New York Municipal Debt Funds Index registered a total return of 2.45 percent. The Fund's net assets exceeded $163 million.

PORTFOLIO STRUCTURE

During the past six months portfolio duration, a measure of sensitivity to interest rate changes, was extended from 6.5 years to 7.9 years. This was primarily accomplished by selling refunded bonds to purchase new issues. Refunded bonds were reduced from 12 percent to 8 percent of net assets.

Investments were diversified among 13 long-term sectors and 35 credits. Nearly 85 percent of its long-term holdings are rated single "A" or higher. The average maturity of the portfolio was 17 years. As illustrated in the accompanying chart the distribution of call dates produced 8 years of weighted average call protection.

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND

LARGEST SECTORS AS OF JUNE 30, 1998 (% OF NET ASSETS)

GENERAL OBLIGATION                                       14%
IDR/PCR*                                                 14%
EDUCATION                                                11%
MORTGAGE                                                 10%
WATER & SEWER                                             8%
REFUNDED                                                  8%
HOSPITAL                                                  7%
ELECTRIC                                                  7%
NURSING & HEALTH                                          6%
TRANSPORTATION                                            5%
ALL OTHERS                                               10%

* INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE
PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.



CREDIT RATINGS AS OF JUNE 30, 1998 (% OF TOTAL LONG-TERM PORTFOLIO)

A OR A                      43%
Aaa OR AAA                  31%
Aa OR AA                    12%
Baa OR BBB                  12%
N/R                          2%

AS MEASURED BY MOODY'S INVESTORS SERVICE, INC. OR STANDARD & POOR'S CORP. PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.


CALL STRUCTURE AS OF JUNE 30, 1998
(% OF TOTAL LONG-TERM PORTFOLIO)
PERCENT CALLABLE

WEIGHTED AVERAGE
CALL PROTECTION: 8 YEARS

YEARS BONDS CALLABLE                      PERCENT CALLABLE
        1998                                      4%
        1999                                     11%
        2000                                      0%
        2001                                      3%
        2002                                      8%
        2003                                      5%
        2004                                     13%
        2005                                      3%
        2006                                     15%
        2007                                      3%
        2008                                     21%
        2009+                                    14%

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND

LOOKING AHEAD

The economic fundamentals are in place for another year of solid economic growth in the United States. Events in Asia have strengthened the U.S. dollar and contributed to lower interest rates. Furthermore, the Asian financial crisis seems likely to continue to moderate inflationary pressures and provide a favorable environment for municipal bonds. The Federal Reserve Board remains sensitive to the risk of an acceleration in labor costs but has maintained its neutral stance.

We appreciate your ongoing support of Morgan Stanley Dean Witter New York Tax-Free Income Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/S/ CHARLES A. FIUMEFREDDO

CHARLES A. FIUMEFREDDO
Chairman of the Board

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS June 30, 1998 (unaudited)

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            NEW YORK TAX-EXEMPT MUNICIPAL BONDS (97.4%)
            General Obligation (14.1%)
            Monroe County,
$  1,000     Public Improvement Refg 1996...............................  6.00 %   03/01/13    $ 1,126,380
   1,000     Public Improvement Refg 1996...............................  6.00     03/01/15      1,127,910
            New York City,
   2,880     Various Purpose 1973.......................................  3.50     05/01/01      2,839,363
   2,500     Various Purpose 1973.......................................  3.50     05/01/03      2,417,650
   1,565     1997 Ser D.................................................  6.00     08/01/06      1,598,100
            New York State,
   2,500     Ser 1996 A Refg............................................  6.00     07/15/08      2,793,825
   3,000     Ser 1995 B Refg............................................  5.70     08/15/13      3,174,690
   9,000    Puerto Rico, Public Improvement Refg Ser 1987 A.............  3.00     07/01/06      7,978,140
--------                                                                                       -----------
  23,445                                                                                        23,056,058
--------                                                                                       -----------
            Educational Facilities Revenue (11.4%)
            New York State Dormitory Authority,
     965     City University Ser 1992 U.................................  6.375    07/01/08      1,046,388
   3,000     City University Ser 1993 A.................................  5.75     07/01/09      3,241,410
   2,000     Ithaca College Ser 1998 (AMBAC)............................  5.00     07/01/21      1,951,940
   1,000     New York University Ser 1998 A (MBIA)......................  5.75     07/01/15      1,099,740
   3,000     State University Ser 1989 B................................  0.00     05/15/05      2,195,940
   4,000     State University Ser 1993 C................................  5.375    05/15/13      4,088,560
   2,000     State University Refg 1993 Ser A...........................  5.25     05/15/15      2,061,040
      30     University of Rochester Ser 1997 A (MBIA)..................  6.50     07/01/09         30,508
   3,000     University of Rochester Ser 1998 A (MBIA)..................  5.00     07/01/23      2,924,760
--------                                                                                       -----------
  18,995                                                                                        18,640,286
--------                                                                                       -----------
            Electric Revenue (7.3%)
   4,000    Long Island Power Authority, Electric System Ser 1998 A
             (FSA)......................................................  5.125    12/01/22      3,947,720
   8,000    Puerto Rico Electric Power Authority, Power Ser O...........  5.00     07/01/12      7,984,000
--------                                                                                       -----------
  12,000                                                                                        11,931,720
--------                                                                                       -----------
            Hospital Revenue (7.1%)
   2,500    New York State Dormitory Authority, Long Island Jewish
             Medical Center Ser 1998 A (MBIA) (WI)......................  5.00     07/01/25      2,424,350
   8,955    New York State Medical Care Facilities Finance Agency,
             Insured Hospital & Nursing Home - FHA Insured Mtge 1993
             Ser B......................................................  5.50     02/15/22      9,161,323
--------                                                                                       -----------
  11,455                                                                                        11,585,673
--------                                                                                       -----------
            Industrial Development/Pollution Control Revenue (13.6%)
            New York City Industrial Development Agency,
   5,000     Brooklyn Navy Yard Cogeneration Partners, LP Proj Ser 1997
               (AMT)**..................................................  5.75     10/01/36      5,094,250
     900     Japan Airlines Co 1991 (AMT) (FSA).........................  6.00     11/01/15        963,990

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS June 30, 1998 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            New York State Energy Research & Development Authority,
$  3,000     Brooklyn Union Gas Co 1993 Ser B...........................  6.368%   04/01/20    $ 3,373,170
  11,000     Brooklyn Union Gas Co 1991 Ser A (AMT).....................  6.952    07/01/26     12,741,080
--------                                                                                       -----------
  19,900                                                                                        22,172,490
--------                                                                                       -----------
            Mortgage Revenue - Multi-Family (6.2%)
            New York City Housing Development Corporation,
   2,279     East Midtown Proj - FHA Ins Sec 223........................  6.50     11/15/18      2,393,567
   2,296     Ruppert Proj - FHA Ins Sec 223.............................  6.50     11/15/18      2,411,377
   4,935    New York State Housing Finance Agency, Housing 1996 Ser A
             Refg (FSA).................................................  6.10     11/01/15      5,343,322
--------                                                                                       -----------
   9,510                                                                                        10,148,266
--------                                                                                       -----------
            Mortgage Revenue - Single Family (3.9%)
            New York State Mortgage Agency,
   4,500     Homeowner Ser 27...........................................  6.90     04/01/15      4,844,295
   1,400     Homeowner Ser MM-1 (AMT)...................................  7.95     10/01/21      1,502,228
--------                                                                                       -----------
   5,900                                                                                         6,346,523
--------                                                                                       -----------
            Nursing & Health Related Facilities Revenue (5.8%)
            New York State Medical Care Facilities Finance Authority,
   2,295     Long Term Health Care 1992 Ser D (FSA).....................  6.50     11/01/15      2,510,707
   6,995     Mental Health Ser F........................................  5.25     02/15/19      6,942,328
--------                                                                                       -----------
   9,290                                                                                         9,453,035
--------                                                                                       -----------
            Resource Recovery Revenue (1.9%)
   3,000    Hempstead Industrial Development Agency, American REF-FUEL
--------     Co of Hempstead Ser 1997 (MBIA)............................  5.00     12/01/09      3,073,350
                                                                                               -----------

            Transportation Facilities Revenue (4.8%)
   2,000    Metropolitan Transportation Authority, Commuter Facilities
             Ser 1998 B (FGIC) (WI)                                       4.75     07/01/26      1,879,240
            Puerto Rico Highway & Transportation Authority,
   3,000     Refg Ser X**...............................................  5.50     07/01/15      3,173,970
   3,000     Ser 1998 A.................................................  4.75     07/01/38      2,821,560
--------                                                                                       -----------
   8,000                                                                                         7,874,770
--------                                                                                       -----------
            Water & Sewer Revenue (7.6%)
   4,000    New York City Municipal Water Finance Authority, 1998
             Ser D**....................................................  4.75     06/15/25      3,724,080
   2,000    New York State Environmental Facilities Corporation, Clean
             Drinking Water Ser 1998 C..................................  5.00     06/15/19      1,959,260
            Suffolk County Industrial Development Agency,
   2,000     Southwest Sewer Ser 1994 (FGIC)............................  6.00     02/01/07      2,214,620
   4,000     Southwest Sewer Ser 1994 (FGIC)............................  6.00     02/01/08      4,456,240
--------                                                                                       -----------
  12,000                                                                                        12,354,200
--------                                                                                       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS June 30, 1998 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            Other Revenue (5.8%)
$  2,000    Municipal Assistance Corporation for the City of New York,
             Ser E......................................................  6.00 %   07/01/06   $  2,211,060
   2,000    New York City Transitional Finance Authority, 1998 Ser A....  5.00     08/15/27      1,940,200
   5,000    New York Local Government Assistance Corporation, Ser
             1994 A.....................................................  5.50     04/01/17      5,320,400
--------                                                                                      ------------
   9,000                                                                                         9,471,660
--------                                                                                      ------------
            Refunded (7.9%)
   3,000    New York State Dormitory Authority, Suffolk County Judicial
             Ser 1986 (ETM).............................................  7.375    07/01/16      3,737,760
   3,500    New York State Thruway Authority, Ser A.....................  5.75     01/01/02+     3,753,330
   2,000    Oneida-Herkimer Solid Waste Management Authority, Ser
             1992.......................................................  6.75     04/01/03+     2,167,500
   3,000    United Nations Development Corporation, Sr Lien 1992 Refg
             Ser A......................................................  6.00     07/01/03+     3,305,880
--------                                                                                      ------------
  11,500                                                                                        12,964,470
--------                                                                                      ------------
 153,995    TOTAL NEW YORK TAX-EXEMPT MUNICIPAL BONDS (Identified Cost $145,652,861).......    159,072,501
--------                                                                                      ------------

            SHORT-TERM NEW YORK TAX-EXEMPT MUNICIPAL OBLIGATIONS (4.1%)
            New York State Dormitory Authority,
   3,500     Cornell University Ser 1990 B (Demand 07/01/98)............  3.85*    07/01/25      3,500,000
   1,055     University of Rochester Ser 1987...........................  6.50*    10/02/98+     1,076,100
   2,250    Port Authority of New York & New Jersey, Ser 2 (Demand
--------     07/01/98)..................................................  4.00     05/01/19      2,250,000
                                                                                              ------------

   6,805    TOTAL SHORT-TERM NEW YORK TAX-EXEMPT MUNICIPAL OBLIGATIONS (Identified Cost
--------     $5,750,000)....................................................................     6,826,100
                                                                                              ------------

$160,800    TOTAL INVESTMENTS (Identified Cost $151,402,861) (a)....................  101.5%   165,898,601
========

            LIABILITIES IN EXCESS OF OTHER ASSETS....................................  (1.5)    (2,526,473)
                                                                                      -----   ------------

            NET ASSETS..............................................................  100.0%  $163,372,128
                                                                                      =====   ============

---------------------

   AMT      Alternative Minimum Tax.
   ETM      Escrowed to maturity.
    WI      Security purchased on a "when-issued" basis.
    +       Prerefunded to call date shown.
    *       Current coupon of variable rate demand obligation.
    **      A portion of these securities are segregated in connection with the purchase of "when-issued" securities.
   (a)      The aggregate cost for federal income tax purposes
            approximates identified cost. The aggregate gross unrealized appreciation is $14,519,123 and the aggregate gross
            unrealized depreciation is $23,383, resulting in net
            unrealized appreciation of $14,495,740.

Bond Insurance:
---------------
  AMBAC     AMBAC Indemnity Corporation.
   FGIC     Financial Guaranty Insurance Company.
   FSA      Financial Security Assurance Inc.
   MBIA     Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 1998 (unaudited)

ASSETS:
Investments in securities, at value
 (identified cost $151,402,861).............................  $165,898,601
Receivable for:
    Interest................................................     2,383,930
    Shares of beneficial interest sold......................        47,317
Prepaid expenses and other assets...........................        11,231
                                                              ------------
    TOTAL ASSETS............................................   168,341,079
                                                              ------------
LIABILITIES:
Payable for:
    Investments purchased...................................     4,319,198
    Plan of distribution fee................................       107,863
    Investment management fee...............................        79,225
    Dividends and distributions to shareholders.............        71,893
    Shares of beneficial interest repurchased...............        42,465
Payable to bank.............................................       260,399
Accrued expenses and other payables.........................        87,908
                                                              ------------
    TOTAL LIABILITIES.......................................     4,968,951
                                                              ------------
    NET ASSETS..............................................  $163,372,128
                                                              ============
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $145,632,088
Net unrealized appreciation.................................    14,495,740
Accumulated undistributed net realized gain.................     3,244,300
                                                              ------------
    NET ASSETS..............................................  $163,372,128
                                                              ============
CLASS A SHARES:
Net Assets..................................................      $324,123
Shares Outstanding (unlimited authorized, $.01 par value)...        26,732
    NET ASSET VALUE PER SHARE...............................        $12.12
                                                                    ======
    MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 4.44% of net asset value)........        $12.66
                                                                    ======
CLASS B SHARES:
Net Assets..................................................  $162,313,117
Shares Outstanding (unlimited authorized, $.01 par value)...    13,358,451
    NET ASSET VALUE PER SHARE...............................        $12.15
                                                                    ======
CLASS C SHARES:
Net Assets..................................................      $690,122
Shares Outstanding (unlimited authorized, $.01 par value)...        56,908
    NET ASSET VALUE PER SHARE...............................        $12.13
                                                                    ======
CLASS D SHARES:
Net Assets..................................................       $44,766
Shares Outstanding (unlimited authorized, $.01 par value)...         3,689
    NET ASSET VALUE PER SHARE...............................        $12.13
                                                                    ======

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND

STATEMENT OF OPERATIONS
For the six months ended June 30, 1998 (unaudited)

NET INVESTMENT INCOME:
INTEREST INCOME.............................................  $ 4,571,407
                                                              -----------

EXPENSES
Plan of distribution fee (Class A shares)...................          366
Plan of distribution fee (Class B shares)...................      617,237
Plan of distribution fee (Class C shares)...................        1,725
Investment management fee...................................      454,868
Transfer agent fees and expenses............................       36,002
Professional fees...........................................       27,286
Shareholder reports and notices.............................       15,055
Trustees' fees and expenses.................................       10,909
Registration fees...........................................        5,827
Custodian fees..............................................        4,409
Other.......................................................        7,628
                                                              -----------

    TOTAL EXPENSES..........................................    1,181,312
Less: expense offset........................................       (4,400)
                                                              -----------

    NET EXPENSES............................................    1,176,912
                                                              -----------

    NET INVESTMENT INCOME...................................    3,394,495
                                                              -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain...........................................    3,244,298
Net change in unrealized appreciation.......................   (3,101,493)
                                                              -----------

    NET GAIN................................................      142,805
                                                              -----------

NET INCREASE................................................  $ 3,537,300
                                                              ===========

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                     FOR THE SIX       FOR THE YEAR
                                                     MONTHS ENDED         ENDED
                                                     JUNE 30, 1998   DECEMBER 31, 1997*
---------------------------------------------------------------------------------------
                                                     (unaudited)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.............................. $  3,394,495       $  7,723,428
Net realized gain..................................    3,244,298          1,162,683
Net change in unrealized appreciation..............   (3,101,493)         5,299,300
                                                    ------------       ------------

    NET INCREASE...................................    3,537,300         14,185,411
                                                    ------------       ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net investment income
    Class A shares.................................       (7,037)            (1,135)
    Class B shares.................................   (3,377,313)        (7,720,917)
    Class C shares.................................       (9,152)            (1,150)
    Class D shares.................................         (993)              (259)

Net realized gain
    Class A shares.................................         (587)                --
    Class B shares.................................     (294,262)                --
    Class C shares.................................       (1,249)                --
    Class D shares.................................          (81)                --
                                                    ------------       ------------

    TOTAL DIVIDENDS AND DISTRIBUTIONS..............   (3,690,674)        (7,723,461)
                                                    ------------       ------------

Net decrease from transactions in shares of
 beneficial interest...............................   (6,577,405)       (28,550,770)
                                                    ------------       ------------

    NET DECREASE...................................   (6,730,779)       (22,088,820)

NET ASSETS:
Beginning of period................................  170,102,907        192,191,727
                                                    ------------       ------------

    END OF PERIOD.................................. $163,372,128       $170,102,907
                                                    ============       ============

---------------------

* Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS June 30, 1998 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter New York Tax-Free Income Fund (the "Fund"), formerly Dean Witter New York Tax-Free Income Fund, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal, New York State and New York City income tax, consistent with the preservation of capital. The Fund was organized as a Massachusetts business trust on January 17, 1985 and commenced operations on April 25, 1985. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued for the Fund by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the Fund's portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The Fund's portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS June 30, 1998 (unaudited) continued

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), formerly Dean Witter InterCapital Inc., the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.55% to the portion of daily net assets not exceeding $500 million and 0.525% to the portion of daily net assets exceeding $500 million.

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS June 30, 1998 (unaudited) continued

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.75% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 0.75% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS June 30, 1998 (unaudited) continued

distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $1,658,094 at June 30, 1998.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.75% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended June 30, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.75%, respectively.

The Distributor has informed the Fund that for the six months ended June 30, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares of $81,991 and received $6,825 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 1998 aggregated $25,392,295 and $29,218,613, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 1998, the Fund had transfer agent fees and expenses payable of approximately $2,200.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended June 30, 1998 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,963. At June 30, 1998, the

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS June 30, 1998 (unaudited) continued

Fund had an accrued pension liability of $48,901 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                     FOR THE SIX                    FOR THE YEAR
                                                                    MONTHS ENDED                        ENDED
                                                                    JUNE 30, 1998                DECEMBER 31, 1997*
                                                              -------------------------       -------------------------
                                                                     (unaudited)
                                                                SHARES        AMOUNT            SHARES        AMOUNT
                                                              ----------   ------------       ----------   ------------
CLASS A SHARES
Sold........................................................      19,171   $    233,875            7,668   $     92,057
Reinvestment of dividends and distributions.................         594          7,187               93          1,125
Redeemed....................................................        (794)        (9,600)              --             --
                                                              ----------   ------------       ----------   ------------
Net increase - Class A......................................      18,971        231,462            7,761         93,182
                                                              ----------   ------------       ----------   ------------
CLASS B SHARES
Sold........................................................     311,359      3,789,273          697,881      8,245,711
Reinvestment of dividends and distributions.................     174,570      2,115,978          366,318      4,331,957
Redeemed....................................................  (1,095,227)   (13,310,502)      (3,505,739)   (41,360,108)
                                                              ----------   ------------       ----------   ------------
Net decrease - Class B......................................    (609,298)    (7,405,251)      (2,441,540)   (28,782,440)
                                                              ----------   ------------       ----------   ------------
CLASS C SHARES
Sold........................................................      47,642        579,214            8,859        106,083
Reinvestment of dividends and distributions.................         748          9,045               74            891
Redeemed....................................................        (415)        (5,068)              --             --
                                                              ----------   ------------       ----------   ------------
Net increase - Class C......................................      47,975        583,191            8,933        106,974
                                                              ----------   ------------       ----------   ------------
CLASS D SHARES
Sold........................................................       1,016         12,382            2,585         31,255
Reinvestment of dividends and distributions.................          67            811               21            259
                                                              ----------   ------------       ----------   ------------
Net increase - Class D......................................       1,083         13,193            2,606         31,514
                                                              ----------   ------------       ----------   ------------
Net decrease in Fund........................................    (541,269)  $ (6,577,405)      (2,422,240)  $(28,550,770)
                                                              ==========   ============       ==========   ============

---------------------
* For Class A, C and D shares, for the period July 28, 1997 (issue date) through December 31, 1997.

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                           FOR THE SIX                 FOR THE YEAR ENDED DECEMBER 31,
                                                          MONTHS ENDED       ----------------------------------------------------
                                                          JUNE 30, 1998       1997*       1996       1995       1994       1993
---------------------------------------------------------------------------------------------------------------------------------
                                                           (unaudited)
CLASS B SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period....................     $12.16           $11.71     $11.96     $10.83     $12.50     $11.98
                                                             ------           ------     ------     ------     ------     ------

Net investment income...................................       0.25             0.51       0.53       0.55       0.57       0.65

Net realized and unrealized gain (loss).................       0.01             0.45      (0.21)      1.20      (1.51)      0.72
                                                             ------           ------     ------     ------     ------     ------

Total from investment operations........................       0.26             0.96       0.32       1.75      (0.94)      1.37
                                                             ------           ------     ------     ------     ------     ------

Less dividends and distributions from:
 Net investment income..................................      (0.25)           (0.51)     (0.53)     (0.54)     (0.57)     (0.65)
 Net realized gain......................................      (0.02)              --      (0.04)     (0.08)     (0.16)     (0.20)
                                                             ------           ------     ------     ------     ------     ------

Total dividends and distributions.......................      (0.27)           (0.51)     (0.57)     (0.62)     (0.73)     (0.85)
                                                             ------           ------     ------     ------     ------     ------

Net asset value, end of period..........................     $12.15           $12.16     $11.71     $11.96     $10.83     $12.50
                                                             ======           ======     ======     ======     ======     ======

TOTAL INVESTMENT RETURN+................................       2.12%(2)         8.43%      2.82%     16.59%     (7.74)%    11.72%

RATIOS TO AVERAGE NET ASSETS:
Expenses................................................       1.42%(3)         1.43%(1)   1.40%(1)   1.42%(1)   1.40%      1.27%

Net investment income...................................       4.10%(3)         4.33%      4.54%      4.70%      4.96%      5.20%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions..................       $162             $170       $192       $217       $207       $246

Portfolio turnover rate.................................         16%(2)           10%        16%        17%        10%        25%

---------------------
 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Does not reflect the effect of expense offset of 0.01%.
(2) Not annualized.
(3) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND

                                                                                      FOR THE PERIOD
                                                                   FOR THE SIX        JULY 28, 1997*
                                                                  MONTHS ENDED            THROUGH
                                                                  JUNE 30, 1998      DECEMBER 31, 1997
------------------------------------------------------------------------------------------------------
                                                                   (unaudited)
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period........................         $12.16               $12.02
                                                                     ------               ------
Net investment income.......................................           0.28                 0.24
Net realized and unrealized gain (loss).....................          (0.02)                0.14
                                                                     ------               ------
Total from investment operations............................           0.26                 0.38
                                                                     ------               ------
Less dividends and distributions from:
 Net investment income......................................          (0.28)               (0.24)
 Net realized gain..........................................          (0.02)                  --
                                                                     ------               ------
Total dividends and distributions...........................          (0.30)               (0.24)
                                                                     ------               ------
Net asset value, end of period..............................         $12.12               $12.16
                                                                     ======               ======
TOTAL INVESTMENT RETURN+....................................           2.11%(1)             3.24%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................           0.90%(2)             0.92%(2)
Net investment income.......................................           4.56%(2)             4.78%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................           $324                  $94
Portfolio turnover rate.....................................             16%(1)               10%

CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period........................         $12.14               $12.02
                                                                     ------               ------
Net investment income.......................................           0.26                 0.22
Net realized and unrealized gain............................           0.01                 0.12
                                                                     ------               ------
Total from investment operations............................           0.27                 0.34
                                                                     ------               ------
Less dividends and distributions from:
 Net investment income......................................          (0.26)               (0.22)
 Net realized gain..........................................          (0.02)                  --
                                                                     ------               ------
Total dividends and distributions...........................          (0.28)               (0.22)
                                                                     ------               ------
Net asset value, end of period..............................         $12.13               $12.14
                                                                     ======               ======
TOTAL INVESTMENT RETURN+....................................           2.10%(1)             2.83%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................           1.41%(2)             1.40%(2)
Net investment income.......................................           3.98%(2)             4.12%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................           $690                 $108
Portfolio turnover rate.....................................             16%(1)               10%

---------------------
 *  The date shares were first issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND

                                                                                      FOR THE PERIOD
                                                                   FOR THE SIX        JULY 28, 1997*
                                                                  MONTHS ENDED            THROUGH
                                                                  JUNE 30, 1998      DECEMBER 31, 1997
------------------------------------------------------------------------------------------------------
                                                                   (unaudited)
CLASS D SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period........................         $12.15               $12.02
                                                                     ------               ------

Net investment income.......................................           0.29                 0.26
Net realized and unrealized gain............................             --                 0.13
                                                                     ------               ------
Total from investment operations............................           0.29                 0.39
                                                                     ------               ------

Less dividends and distributions from:
 Net investment income......................................          (0.29)               (0.26)
 Net realized gain..........................................          (0.02)                  --
                                                                     ------               ------

Total dividends and distributions...........................          (0.31)               (0.26)
                                                                     ------               ------

Net asset value, end of period..............................         $12.13               $12.15
                                                                     ======               ======

TOTAL INVESTMENT RETURN+....................................           2.49%(1)             3.27%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................           0.67%(2)             0.66%(2)

Net investment income.......................................           4.84%(2)             5.04%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................            $45                  $32

Portfolio turnover rate.....................................             16%(1)               10%

---------------------
 *  The date shares were first issued.
 + Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien                                        MORGAN STANLEY
Dr. Manuel H. Johnson                                  DEAN WITTER
Michael E. Nugent                                      NEW YORK
Philip J. Purcell                                      TAX-FREE
John L. Schroeder                                      INCOME FUND

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Joseph R. Arcieri
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT                                         [PHOTO]

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS                                SEMIANNUAL REPORT
                                                       JUNE 30, 1998
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048






The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.